General (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2013 security property	Jun. 30, 2013 property	Mar. 31, 2013 property	Sep. 30, 2012 property	Sep. 30, 2013 property	Sep. 30, 2012 property	Dec. 31, 2012 property
Related Party Transaction [Line Items]
Number of hotels held for sale	21			21	21	21	21
Number of hotels sold	5	8	2		15	15	9
Impact of assets reclassification to increase losses from continuing operation	$ (456,000)			$ 19,000
Entity incorporation, date of incorporation					Aug. 23, 1994
Number of hotels company having interests in	61				61
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.125
SPPR-South Bend, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest					100.00%
SPPR-BMI, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest					99.00%
SPPR-BMI, LLC [Member] | SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					1.00%
SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					100.00%
SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					100.00%
Supertel Hospitality Management, Inc [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					100.00%
Supertel Limited Partnership [Member] | Supertel Hospitality REIT Trust [Member]
Related Party Transaction [Line Items]
Holding interest					99.00%
SPPR-Hotels, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest					99.00%
SPPR-Hotels, LLC [Member] | SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					1.00%
SPPR-Dowell LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest					99.00%
SPPR-Dowell LLC [Member] | SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest					1.00%
SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest					100.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest					1.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest					99.00%
TRS Leasing, Inc [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	49				49
Number of hotels owned	71				71
Hospitality Management Advisors, Inc. [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage					3.50%
Number of hotels managed by related parties					18
Management fee received on hotel net operating income by managing related parties, percentage					2.25%
Strand Development Company LLC [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage					3.50%
Number of hotels managed by related parties					13
Number of extended-stay hotels managed by related parties					7
Management fee received on hotel net operating income by managing related parties, percentage					2.25%
Kinseth Hotel Corporation [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage					3.50%
Number of hotels managed by related parties					31
Number of operating states of hotels managed by related parties					8
Management fee received on hotel net operating income by managing related parties, percentage					2.25%
Cherry Cove Hospitality Management, LLC [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage					3.50%
Number of hotels managed by related parties					1
Management fee received on hotel net operating income by managing related parties, percentage					2.25%
HLC Hotels Inc [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage					5.00%
Annual incentive fee					10.00%
Average annual net operating income in excess of investments in hotels, percentage					10.50%
Number of hotels managed by related parties					1
Sppr Hotels Sppr South Bend Sppr Bmi Sppr Dowell Llc [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	10				10
Previously Reported [Member]
Related Party Transaction [Line Items]
Number of hotels held for sale							22
Subsequent Event [Member] | Changes Reflected In Previous Adjustment [Member]
Related Party Transaction [Line Items]
Additional number of hotels reclassified as held for sale							7
Subsequent Event [Member] | Changes Reflected In The Current Adjustment [Member]
Related Party Transaction [Line Items]
Additional number of hotels reclassified as held for sale							8
Number of hotels reclassified as held for use							1
Number of hotels sold					15	15